Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income
Interest and fees on loans	$ 29,883,352	$ 27,609,505
Interest on debt securities
Taxable	1,089,201	895,165
Dividends	100,609	125,973
Interest on federal funds sold and overnight deposits	685,646	483,960
Total interest income	31,758,808	29,114,603
Interest expense
Interest on deposits	5,124,651	3,547,798
Interest on borrowed funds	24,550	95,936
Interest on repurchase agreements	299,347	190,993
Interest on junior subordinated debentures	694,573	650,361
Total interest expense	6,143,121	4,485,088
Net interest income	25,615,687	24,629,515
Provision for loan losses	1,066,167	780,000
Net interest income after provision for loan losses	24,549,520	23,849,515
Non-interest income
Service fees	3,313,833	3,238,954
Income from sold loans	706,306	780,622
Other income from loans	904,156	879,887
Net realized loss on sale of securities AFS	(26,490)	(32,718)
Other income	1,048,261	1,314,563
Total non-interest income	5,946,066	6,181,308
Non-interest expense
Salaries and wages	7,271,722	7,203,001
Employee benefits	3,118,631	2,880,048
Occupancy expenses, net	2,605,995	2,545,959
Other expenses	6,884,932	7,266,018
Total non-interest expense	19,881,280	19,895,026
Income before income taxes	10,614,306	10,135,797
Income tax expense	1,789,860	1,738,265
Net income	$ 8,824,446	$ 8,397,532
Earnings per common share	$ 1.68	$ 1.61
Weighted average number of common shares used in computing earnings per share	5,204,768	5,139,297
Dividends declared per common share	$ 0.76	$ 0.74